COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Lease Commitments

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended December 31,	RMB	US$
2013	121,161	19,448
2014	95,136	15,270
2015	50,917	8,173
2016	33,707	5,410
2017	30,120	4,835
Thereafter	139,549	22,399

	470,590	75,535

Schedule of Future Minimum Capital Commitments

As of December 31, 2012, future minimum capital commitments under non-cancelable construction contracts were as follows:

Year ended December 31,	RMB	US$
2013	85,556	13,733
2014	91	15
2015	5,856	940
2016	284	46
2017 and thereafter	-	-

	91,787	14,734